UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08283

Morgan Stanley Multi-Asset Class Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	September 30, 2008

Date of reporting period:	December 31, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi-Asset Class Fund

Portfolio of Investments December 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (103.3%)
	Investment Trusts/Mutual Funds
40,373	Morgan Stanley Developing Growth Securities Trust*	$1,376,718
357,703	Morgan Stanley Financial Services Trust	3,119,170
102,039	Morgan Stanley Focus Growth Fund*	3,608,084
226,298	Morgan Stanley Health Sciences Trust	3,509,875
313,706	Morgan Stanley Japan Fund*	2,973,936
286,463	Morgan Stanley Limited Duration Fund	2,523,738
129,112	Morgan Stanley Natural Resource Development Securities Inc.	3,511,844
163,131	Morgan Stanley Real Estate Fund	1,443,713
61,565	Morgan Stanley Special Value Fund	876,071
151,334	Morgan Stanley U. S. Government Securities Trust	1,377,143

	Total Common Stocks (Cost $26,016,208)	24,320,292

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (8.7%)
	Investment Company
2,046	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $2,045,515)		2,045,515

	Total Investments (Cost $28,061,723) (b)	112.0%	26,365,807
	Liabilities in Excess of Other Assets	(12.0)	(2,828,106)
	Net Assets	100.0%	$23,537,701

*	Non-income producing security.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $18,708 for the period ended December 31, 2007.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi-Asset Class Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2008